Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.5%
Banco Macro SA, ADR	150	$7,482
BBVA Banco Frances SA, ADR	1,782	15,967
Globant SA(a)	252	23,396
Grupo Financiero Galicia SA, ADR	354	9,066
Pampa Energia SA, ADR(a)	728	18,404
Telecom Argentina SA, ADR	1,626	24,113
Transportadora de Gas del Sur SA, Class B, ADR	1,200	15,708
YPF SA, ADR	684	10,144

		124,280

Brazil — 6.9%
Ambev SA	36,600	164,094
B2W Cia. Digital(a)	1,200	9,626
B3 SA - Brasil, Bolsa, Balcao	17,400	162,558
Banco Bradesco SA	8,544	71,266
Banco do Brasil SA	6,600	87,423
Banco Santander Brasil SA	3,600	42,029
BB Seguridade Participacoes SA	6,000	45,739
BR Malls Participacoes SA	8,400	27,489
BRF SA(a)	4,200	29,721
CCR SA	12,600	43,036
Centrais Eletricas Brasileiras SA	3,000	26,372
Cia. de Saneamento Basico do Estado de Sao Paulo	3,000	33,883
Cia. Siderurgica Nacional SA	5,400	22,817
Cielo SA	10,800	18,486
Embraer SA	6,000	29,047
Engie Brasil Energia SA	1,300	15,383
Equatorial Energia SA	1,800	39,615
Hypera SA	3,000	23,161
IRB Brasil Resseguros S/A	1,200	31,232
JBS SA	7,800	43,559
Klabin SA	6,600	26,219
Kroton Educacional SA	11,400	30,113
Localiza Rent a Car SA	4,800	46,646
Lojas Renner SA	7,230	81,343
Magazine Luiza SA	600	30,043
Multiplan Empreendimentos Imobiliarios SA	3,600	22,845
Natura Cosmeticos SA	1,800	27,581
Notre Dame Intermedica Participacoes SA	2,400	25,138
Petrobras Distribuidora SA	3,600	23,498
Petroleo Brasileiro SA	24,600	177,411
Raia Drogasil SA	1,800	31,922
Rumo SA(a)	10,200	50,448
Suzano SA	4,200	34,421
TIM Participacoes SA	6,000	16,861
Ultrapar Participacoes SA	6,000	31,698
Vale SA	24,671	308,829
WEG SA	7,240	35,235

		1,966,787

Chile — 1.2%
Banco de Chile	176,766	25,466
Banco de Credito e Inversiones SA	444	28,573
Banco Santander Chile	487,830	34,471
Cencosud SA	11,370	20,745
Cia. Cervecerias Unidas SA	1,644	22,322
Empresas CMPC SA	9,258	24,683
Empresas COPEC SA	3,732	38,745
Enel Americas SA	292,398	46,732
Enel Chile SA	338,172	31,080

Security	Shares	Value

Chile (continued)
Latam Airlines Group SA	3,336	$29,348
SACI Falabella	6,864	41,552

		343,717

Colombia — 0.5%
Bancolombia SA	2,940	32,624
Ecopetrol SA	43,848	35,972
Grupo Argos SA/Colombia	3,846	19,764
Grupo de Inversiones Suramericana SA	2,964	29,249
Interconexion Electrica SA ESP	4,344	20,880

		138,489

Czech Republic — 0.3%
CEZ AS	1,092	25,367
Komercni Banka AS	702	26,436
Moneta Money Bank AS(b)	8,358	27,221

		79,024

Egypt — 0.1%
Commercial International Bank Egypt SAE	5,667	24,269

Greece — 0.4%
Alpha Bank AE(a)	10,836	20,407
Hellenic Telecommunications Organization SA	2,712	37,021
JUMBO SA	1,488	26,364
OPAP SA	2,460	25,700

		109,492

Hungary — 0.5%
MOL Hungarian Oil & Gas PLC	3,312	37,215
OTP Bank Nyrt	1,938	80,764
Richter Gedeon Nyrt	1,074	19,266

		137,245

Indonesia — 3.1%
Adaro Energy Tbk PT	134,400	12,195
Astra International Tbk PT	162,600	84,874
Bank Central Asia Tbk PT	85,800	174,936
Bank Mandiri Persero Tbk PT	159,600	85,824
Bank Negara Indonesia Persero Tbk PT	66,600	39,197
Bank Rakyat Indonesia Persero Tbk PT	469,200	134,785
Charoen Pokphand Indonesia Tbk PT	62,400	21,423
Gudang Garam Tbk PT	4,200	23,682
Hanjaya Mandala Sampoerna Tbk PT	67,800	16,056
Indah Kiat Pulp & Paper Corp. Tbk PT	21,600	11,729
Indocement Tunggal Prakarsa Tbk PT	17,400	25,845
Indofood Sukses Makmur Tbk PT	48,000	22,197
Kalbe Farma Tbk PT	214,200	21,086
Pabrik Kertas Tjiwi Kimia Tbk PT	12,600	9,005
Perusahaan Gas Negara Tbk PT	93,000	13,423
Semen Indonesia Persero Tbk PT	27,600	22,335
Telekomunikasi Indonesia Persero Tbk PT	387,600	105,913
Unilever Indonesia Tbk PT	11,400	35,544
United Tractors Tbk PT	13,800	24,511

		884,560

Malaysia — 3.1%
Axiata Group Bhd	23,400	26,189
British American Tobacco Malaysia Bhd	1,200	8,591
CIMB Group Holdings Bhd	40,800	51,310
Dialog Group Bhd	26,400	20,916
DiGi.Com Bhd	30,600	36,292
Gamuda Bhd	26,400	21,987
Genting Bhd	20,400	31,107
Genting Malaysia Bhd	27,600	20,681

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Hartalega Holdings Bhd	13,200	$16,380
Hong Leong Bank Bhd	7,200	32,645
IHH Healthcare Bhd	18,000	23,625
IOI Corp. Bhd	24,600	25,301
Kuala Lumpur Kepong Bhd	4,800	28,407
Malayan Banking Bhd	32,400	69,741
Malaysia Airports Holdings Bhd	4,800	8,408
Maxis Bhd	20,400	26,970
MISC Bhd	14,400	23,883
Nestle Malaysia Bhd	600	21,048
Petronas Chemicals Group Bhd	20,400	40,503
Petronas Gas Bhd	4,200	17,700
PPB Group Bhd	7,240	32,446
Press Metal Aluminium Holdings Bhd	15,000	16,036
Public Bank Bhd	24,600	138,542
Sime Darby Bhd	16,800	9,301
Sime Darby Plantation Bhd	18,600	20,684
Sime Darby Property Bhd	73,800	18,668
Tenaga Nasional Bhd	22,800	69,099
Top Glove Corp. Bhd	15,000	18,077
YTL Corp. Bhd	36,640	9,968

		884,505

Mexico — 3.8%
Alfa SAB de CV, Class A	24,000	21,893
America Movil SAB de CV, Series L, NVS	264,600	186,056
Arca Continental SAB de CV	3,600	19,228
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	12,600	18,439
Cemex SAB de CV, CPO(a)	121,200	49,379
Coca-Cola Femsa SAB de CV	4,200	26,175
Fibra Uno Administracion SA de CV	25,800	33,086
Fomento Economico Mexicano SAB de CV	15,600	144,931
Gruma SAB de CV, Series B	1,560	14,868
Grupo Aeroportuario del Pacifico SAB de CV, Series B	3,000	29,338
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,890	29,820
Grupo Bimbo SAB de CV, Series A	13,800	27,830
Grupo Financiero Banorte SAB de CV, Class O	21,000	114,137
Grupo Financiero Inbursa SAB de CV, Class O	15,000	19,886
Grupo Mexico SAB de CV, Series B	27,600	68,833
Grupo Televisa SAB, CPO	18,000	33,501
Industrias Penoles SAB de CV	1,200	13,419
Infraestructura Energetica Nova SAB de CV	3,600	14,649
Kimberly-Clark de Mexico SAB de CV, Class A	15,000	27,038
Megacable Holdings SAB de CV, CPO	2,400	9,902
Mexichem SAB de CV	7,800	16,311
Promotora y Operadora de Infraestructura SAB de CV	3,000	29,188
Wal-Mart de Mexico SAB de CV	42,600	120,144

		1,068,051

Pakistan — 0.0%
MCB Bank Ltd.	5,400	6,460

Peru — 0.6%
Cia. de Minas Buenaventura SAA, ADR	1,614	24,485
Credicorp Ltd.	534	119,509
Southern Copper Corp.	774	26,107

		170,101

Philippines — 1.7%
Aboitiz Equity Ventures Inc.	21,900	23,470
Ayala Corp.	2,580	45,456

Security	Shares	Value

Philippines (continued)
Ayala Land Inc.	73,200	$69,466
BDO Unibank Inc.	19,380	51,273
GT Capital Holdings Inc.	1,097	18,150
International Container Terminal Services Inc.	6,060	15,800
JG Summit Holdings Inc.	26,580	31,899
Jollibee Foods Corp.	4,860	26,834
Manila Electric Co.	2,460	18,157
Metro Pacific Investments Corp.	198,600	17,133
Metropolitan Bank & Trust Co.	10,680	14,691
PLDT Inc.	750	19,411
SM Investments Corp.	2,160	39,008
SM Prime Holdings Inc.	93,000	70,961
Universal Robina Corp.	8,460	27,086

		488,795

Poland — 1.6%
Alior Bank SA(a)	1,152	15,834
Bank Polska Kasa Opieki SA	1,326	36,675
CCC SA	576	23,495
CD Projekt SA	582	31,482
KGHM Polska Miedz SA(a)	1,362	33,682
LPP SA	12	22,913
mBank SA	210	22,008
PGE Polska Grupa Energetyczna SA(a)	8,184	19,663
Polski Koncern Naftowy ORLEN SA	2,388	60,161
Polskie Gornictwo Naftowe i Gazownictwo SA	14,844	21,639
Powszechna Kasa Oszczednosci Bank Polski SA	7,110	72,737
Powszechny Zaklad Ubezpieczen SA	5,382	58,043
Santander Bank Polska SA	366	34,794

		453,126

Qatar — 1.4%
Commercial Bank PQSC (The)	1,410	17,909
Ezdan Holding Group QSC(a)	720	1,467
Industries Qatar QSC	1,519	47,352
Masraf Al Rayan QSC	3,348	33,141
Mesaieed Petrochemical Holding Co.	88	631
Ooredoo QPSC	1,206	21,248
Qatar Electricity & Water Co. QSC	528	23,823
Qatar Fuel QSC	173	9,745
Qatar Insurance Co. SAQ	1,476	14,126
Qatar Islamic Bank SAQ	888	40,576
Qatar National Bank QPSC	3,744	192,473

		402,491

Russia — 5.6%
Alrosa PJSC	23,400	31,665
Gazprom PJSC	84,780	279,948
Inter RAO UES PJSC	354,000	21,814
LUKOIL PJSC	3,306	267,383
Magnit PJSC, GDR(c)	1,006	14,069
MMC Norilsk Nickel PJSC	540	113,718
Mobile TeleSystems PJSC, ADR	4,416	34,533
Moscow Exchange MICEX-RTS PJSC	3,220	4,189
Novatek PJSC, GDR(c)	762	156,210
Novolipetsk Steel PJSC	13,860	36,664
PhosAgro PJSC, GDR(c)	1,272	16,371
Polyus PJSC	62	4,921
Rosneft Oil Co. PJSC, GDR(c)	9,366	62,415
Sberbank of Russia PJSC, ADR	20,522	296,543
Severstal PJSC	1,800	28,638
Surgutneftegas PJSC	59,400	22,742

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Tatneft PJSC	12,480	$143,400
VTB Bank PJSC, GDR(c)	11,502	13,273
X5 Retail Group NV, GDR(c)	1,068	31,520

		1,580,016

Saudi Arabia — 2.1%
Advanced Petrochemical Co.	1,320	19,534
Al Rajhi Bank	4,152	76,168
Almarai Co. JSC	1,926	26,191
Bank AlBilad	3,522	22,313
Bank Al-Jazira	5,028	19,547
Bupa Arabia for Cooperative Insurance Co.	576	13,516
Co for Cooperative Insurance (The)(a)	858	15,854
Jarir Marketing Co.	528	23,512
National Commercial Bank	3,804	55,280
Riyad Bank	3,600	25,438
Sahara International Petrochemical Co.	3,894	22,220
Samba Financial Group	2,394	22,342
Saudi Arabian Fertilizer Co.	1,332	28,200
Saudi Basic Industries Corp.	2,184	65,106
Saudi British Bank (The)	2,274	23,405
Saudi Cement Co.	912	15,393
Saudi Electricity Co.	6,528	28,024
Saudi Industrial Investment Group	2,844	18,200
Saudi Kayan Petrochemical Co.(a)	7,344	22,950
Saudi Telecom Co.	1,068	28,648
Yanbu National Petrochemical Co.	1,716	29,101

		600,942

South Africa — 8.6%
Absa Group Ltd.	5,880	68,262
Anglo American Platinum Ltd.	318	16,007
AngloGold Ashanti Ltd.	3,414	45,656
Aspen Pharmacare Holdings Ltd.	3,036	20,426
Bid Corp. Ltd.	2,694	56,317
Bidvest Group Ltd. (The)	2,556	36,363
Capitec Bank Holdings Ltd.	348	31,536
Clicks Group Ltd.	1,950	25,541
Discovery Ltd.	3,036	28,932
Exxaro Resources Ltd.	2,106	24,576
FirstRand Ltd.	27,246	125,211
Foschini Group Ltd. (The)	2,064	24,968
Gold Fields Ltd.	6,690	30,073
Growthpoint Properties Ltd.	20,712	34,417
Investec Ltd.	2,838	16,705
Life Healthcare Group Holdings Ltd.	12,510	19,894
Mondi Ltd.	1,080	22,223
Mr. Price Group Ltd.	2,298	31,121
MTN Group Ltd.	13,386	94,380
MultiChoice Group Ltd.(a)	4,086	34,212
Naspers Ltd., Class N	3,492	785,741
Nedbank Group Ltd.	2,827	50,891
NEPI Rockcastle PLC	3,312	27,998
Netcare Ltd.	9,048	11,561
Old Mutual Ltd.	40,488	58,517
Pick n Pay Stores Ltd.	3,720	18,136
PSG Group Ltd.	1,284	21,437
Rand Merchant Investment Holdings Ltd.	11,652	26,350
Redefine Properties Ltd.	43,848	27,319
Reinet Investments SCA	1,224	19,423
Remgro Ltd.	4,086	51,971

Security	Shares	Value

South Africa (continued)
RMB Holdings Ltd.	5,826	$32,965
Sanlam Ltd.	14,886	77,879
Sappi Ltd.	5,052	19,122
Sasol Ltd.	4,506	113,471
Shoprite Holdings Ltd.	3,696	43,669
SPAR Group Ltd. (The)	1,788	23,519
Standard Bank Group Ltd.	10,746	146,712
Tiger Brands Ltd.	1,158	17,499
Truworths International Ltd.	3,870	19,048
Vodacom Group Ltd.	4,626	37,752
Woolworths Holdings Ltd./South Africa	7,464	23,457

		2,441,257

South Korea — 16.6%
Amorepacific Corp.	294	44,190
AMOREPACIFIC Group	216	11,753
BGF retail Co. Ltd.	85	13,311
BNK Financial Group Inc.	2,364	13,697
Celltrion Healthcare Co. Ltd.(a)	396	18,920
Celltrion Inc.(a)	690	110,085
Celltrion Pharm Inc.(a)	132	5,664
CJ CheilJedang Corp.	84	19,785
CJ Corp.	156	13,296
CJ ENM Co. Ltd.	108	17,376
Daelim Industrial Co. Ltd.	270	23,465
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	480	12,011
DB Insurance Co. Ltd.	456	23,549
E-MART Inc.	174	21,040
Fila Korea Ltd.	438	28,688
GS Engineering & Construction Corp.	612	20,633
GS Holdings Corp.	462	19,436
Hana Financial Group Inc.	1,830	55,780
Hankook Tire & Technology Co. Ltd.	588	17,281
Hanmi Pharm Co. Ltd.	60	20,581
Hanon Systems	1,914	18,643
Hanwha Chemical Corp.	1,086	18,831
Hanwha Corp.	468	10,041
HDC Hyundai Development Co-Engineering & Construction, Class E	270	9,715
Helixmith Co. Ltd.(a)	85	13,904
HLB Inc.(a)	318	18,745
Hotel Shilla Co. Ltd.	276	21,924
Hyundai Engineering & Construction Co. Ltd.	696	30,040
Hyundai Glovis Co. Ltd.	186	25,380
Hyundai Heavy Industries Co. Ltd.(a)	360	35,519
Hyundai Heavy Industries Holdings Co. Ltd.	108	28,657
Hyundai Marine & Fire Insurance Co. Ltd.	546	14,098
Hyundai Mobis Co. Ltd.	558	101,676
Hyundai Motor Co.	1,164	131,462
Hyundai Steel Co.	726	24,873
Industrial Bank of Korea	2,232	25,958
Kakao Corp.	426	44,535
Kangwon Land Inc.	1,056	27,533
KB Financial Group Inc.	3,174	116,736
KCC Corp.	42	9,099
Kia Motors Corp.	2,232	73,750
Korea Aerospace Industries Ltd.	696	19,374
Korea Electric Power Corp.(a)	1,902	41,525
Korea Investment Holdings Co. Ltd.	378	22,980
Korea Zinc Co. Ltd.	78	28,622
KT&G Corp.	906	76,838

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
LG Chem Ltd.	396	$110,730
LG Corp.	810	49,856
LG Display Co. Ltd.(a)	1,896	27,224
LG Electronics Inc.	864	57,024
LG Household & Health Care Ltd.	84	90,144
LG Innotek Co. Ltd.	102	8,111
LG Uplus Corp.	1,032	12,089
Lotte Chemical Corp.	132	28,597
Lotte Corp.	234	8,292
Lotte Shopping Co. Ltd.	103	13,838
Medy-Tox Inc.	42	15,807
Mirae Asset Daewoo Co. Ltd.	3,504	21,950
NAVER Corp.	1,122	105,049
NCSoft Corp.	138	55,274
Netmarble Corp.(a)(b)	204	19,614
NH Investment & Securities Co. Ltd.	1,542	17,480
OCI Co. Ltd.	138	10,464
Orion Corp./Republic of Korea	270	19,498
Pearl Abyss Corp.(a)	48	7,968
POSCO	624	124,444
POSCO Chemical Co. Ltd.	174	7,948
Samsung Biologics Co. Ltd.(a)(b)	138	34,764
Samsung C&T Corp.	654	50,688
Samsung Electro-Mechanics Co. Ltd.	456	36,452
Samsung Electronics Co. Ltd.	37,350	1,332,920
Samsung Engineering Co. Ltd.(a)	1,170	16,407
Samsung Fire & Marine Insurance Co. Ltd.	246	55,980
Samsung Heavy Industries Co. Ltd.(a)	4,716	31,086
Samsung Life Insurance Co. Ltd.	588	39,895
Samsung SDI Co. Ltd.	438	80,362
Samsung SDS Co. Ltd.	282	49,017
Samsung Securities Co. Ltd.	612	18,166
Shinhan Financial Group Co. Ltd.	3,102	115,781
Shinsegae Inc.	60	15,014
SillaJen Inc.(a)	504	23,277
SK Holdings Co. Ltd.	300	58,317
SK Hynix Inc.	4,302	235,889
SK Innovation Co. Ltd.	444	61,516
SK Telecom Co. Ltd.	174	36,600
S-Oil Corp.	372	26,083
Woongjin Coway Co. Ltd.	420	28,249
Woori Financial Group Inc.	3,072	35,856
Yuhan Corp.	102	21,198

		4,715,917

Taiwan — 16.0%
Acer Inc.	24,000	14,463
ASE Technology Holding Co. Ltd.	30,000	56,750
Asia Cement Corp.	24,000	34,240
Asustek Computer Inc.	6,000	41,186
AU Optronics Corp.	66,000	19,416
Catcher Technology Co. Ltd.	6,000	36,441
Cathay Financial Holding Co. Ltd.	60,000	77,438
Chailease Holding Co. Ltd.	12,080	44,518
Chang Hwa Commercial Bank Ltd.	49,472	31,221
Cheng Shin Rubber Industry Co. Ltd.	12,000	15,222
China Airlines Ltd.	60,000	18,486
China Development Financial Holding Corp.	102,000	30,007
China Life Insurance Co. Ltd./Taiwan	25,243	19,484
China Steel Corp.	102,000	78,406
Chunghwa Telecom Co. Ltd.	30,000	106,762

Security	Shares	Value

Taiwan (continued)
Compal Electronics Inc.	30,000	$18,648
CTBC Financial Holding Co. Ltd.	144,000	95,431
Delta Electronics Inc.	18,000	81,139
E.Sun Financial Holding Co. Ltd.	84,671	73,388
Far Eastern New Century Corp.	30,000	31,127
Far EasTone Telecommunications Co. Ltd.	12,000	29,798
First Financial Holding Co. Ltd.	78,785	56,324
Formosa Chemicals & Fibre Corp.	30,000	102,017
Formosa Petrochemical Corp.	12,000	44,033
Formosa Plastics Corp.	36,000	125,836
Foxconn Technology Co. Ltd.	12,000	23,345
Fubon Financial Holding Co. Ltd.	48,000	65,670
Highwealth Construction Corp.	8,000	12,350
Hon Hai Precision Industry Co. Ltd.	96,200	224,885
Hotai Motor Co. Ltd.	1,600	25,610
Hua Nan Financial Holdings Co. Ltd.	72,139	47,807
Innolux Corp.	84,000	19,902
Inventec Corp.	30,000	22,586
Largan Precision Co. Ltd.	1,000	119,257
Lite-On Technology Corp.	18,000	25,680
MediaTek Inc.	12,000	118,055
Mega Financial Holding Co. Ltd.	96,000	94,140
Micro-Star International Co. Ltd.	6,000	15,677
Nan Ya Plastics Corp.	42,000	104,294
Nanya Technology Corp.	12,000	23,383
Novatek Microelectronics Corp.	6,000	31,791
Pegatron Corp.	12,000	19,549
Pou Chen Corp.	24,000	27,217
Powertech Technology Inc.	6,000	14,102
President Chain Store Corp.	6,000	57,129
Quanta Computer Inc.	24,000	44,717
Realtek Semiconductor Corp.	6,000	37,960
Shanghai Commercial & Savings Bank Ltd. (The)	30,000	55,136
Shin Kong Financial Holding Co. Ltd.	90,374	25,100
SinoPac Financial Holdings Co. Ltd.	114,259	44,276
Synnex Technology International Corp.	12,000	14,520
Taishin Financial Holding Co. Ltd.	90,032	40,157
Taiwan Business Bank	42,000	17,205
Taiwan Cement Corp.	31,000	42,069
Taiwan Cooperative Financial Holding Co. Ltd.	73,461	47,754
Taiwan High Speed Rail Corp.	24,000	33,025
Taiwan Mobile Co. Ltd.	12,000	44,792
Taiwan Semiconductor Manufacturing Co. Ltd.	192,000	1,430,320
Tatung Co. Ltd.(a)	12,000	8,256
Uni-President Enterprises Corp.	42,000	108,014
United Microelectronics Corp.	90,000	36,726
Vanguard International Semiconductor Corp.	6,000	11,445
Walsin Technology Corp.	1,000	5,030
Win Semiconductors Corp.	2,000	11,040
Winbond Electronics Corp.	42,000	18,932
Wistron Corp.	30,598	21,778
WPG Holdings Ltd.	13,520	16,893
Yageo Corp.	1,198	9,891
Yuanta Financial Holding Co. Ltd.	78,000	43,796

		4,543,042

Thailand — 4.2%
Advanced Info Service PCL, NVDR	10,200	62,204
Airports of Thailand PCL, NVDR	40,200	80,978
Bangkok Bank PCL, Foreign	2,400	14,902
Bangkok Dusit Medical Services PCL, NVDR	73,200	58,981

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Banpu PCL, NVDR	65,400	$30,791
Berli Jucker PCL, NVDR	18,600	26,301
Bumrungrad Hospital PCL, NVDR	4,200	22,229
Central Pattana PCL, NVDR	18,000	40,525
Charoen Pokphand Foods PCL, NVDR	35,400	31,040
CP ALL PCL, NVDR	44,400	111,886
Electricity Generating PCL, NVDR	1,200	11,262
Energy Absolute PCL, NVDR	19,800	33,628
Home Product Center PCL, NVDR	46,200	24,671
Indorama Ventures PCL, NVDR	19,200	27,907
Intouch Holdings PCL, NVDR	13,800	25,182
Kasikornbank PCL, Foreign	9,600	56,876
Kasikornbank PCL, NVDR	6,600	38,894
Krung Thai Bank PCL, NVDR	42,600	25,710
Minor International PCL, NVDR	19,800	24,244
PTT Exploration & Production PCL, NVDR	12,600	49,966
PTT Global Chemical PCL, NVDR	22,200	42,615
PTT PCL, NVDR	90,000	131,527
Ratch Group PCL, NVDR	12,600	24,485
Siam Cement PCL (The), NVDR	5,400	77,125
Siam Commercial Bank PCL (The), NVDR	10,200	41,738
Thai Oil PCL, NVDR	10,200	19,096
Thai Union Group PCL, NVDR	51,600	29,511
True Corp. PCL, NVDR	194,400	30,222

		1,194,496

Turkey — 0.7%
Akbank T.A.S.(a)	24,546	25,153
BIM Birlesik Magazalar AS	2,142	29,254
Eregli Demir ve Celik Fabrikalari TAS	14,538	18,061
Haci Omer Sabanci Holding AS	16,290	21,634
KOC Holding AS	7,290	20,275
Tupras Turkiye Petrol Rafinerileri AS	1,224	27,477
Turk Hava Yollari AO(a)	5,562	11,904
Turkcell Iletisim Hizmetleri AS	10,884	21,710
Turkiye Garanti Bankasi AS	19,518	26,523

		201,991

United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	18,408	45,004
Aldar Properties PJSC	52,386	25,957
DAMAC Properties Dubai Co. PJSC	5,810	1,360
DP World PLC	1,638	28,026
Dubai Islamic Bank PJSC	12,798	17,561
Emaar Properties PJSC	32,628	39,707
Emirates Telecommunications Group Co. PJSC	16,806	74,579
First Abu Dhabi Bank PJSC	20,472	82,822

		315,016

Total Common Stocks — 80.6% (Cost: $23,450,833)		22,874,069

Investment Companies

India — 13.9%
iShares MSCI India ETF(d)	109,806	3,950,820

Total Investment Companies — 13.9% (Cost: $3,785,570)		3,950,820

Security	Shares	Value

Preferred Stocks

Brazil — 4.1%
Banco Bradesco SA, Preference Shares, NVS	33,076	$312,644
Braskem SA, Class A, Preference Shares, NVS	1,200	13,115
Cia. Brasileira de Distribuicao, Preference Shares, NVS	1,200	26,735
Cia. Energetica de Minas Gerais, Preference Shares, NVS	8,408	31,704
Gerdau SA, Preference Shares, NVS	9,000	31,890
Itau Unibanco Holding SA, Preference Shares, NVS	39,000	348,712
Itausa-Investimentos Itau SA, Preference Shares, NVS	37,334	118,171
Lojas Americanas SA, Preference Shares, NVS	6,000	24,739
Petroleo Brasileiro SA, Preference Shares, NVS	31,800	207,564
Telefonica Brasil SA, Preference Shares, NVS	3,600	44,191

		1,159,465

Chile — 0.2%
Embotelladora Andina SA, Class B, Preference Shares	5,124	17,102
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	924	27,970

		45,072

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	2,766	32,416

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	67,200	41,744

South Korea — 0.8%
CJ Corp., Preference Shares(a)	7	159
Hyundai Motor Co.
Preference Shares, NVS	168	11,060
Series 2, Preference Shares, NVS	258	18,566
Samsung Electronics Co. Ltd., Preference Shares, NVS	6,642	194,090

		223,875

Total Preferred Stocks — 5.3% (Cost: $1,461,486)		1,502,572

Warrants

Thailand — 0.0%
Minor International PCL (Expires 12/31/21)(a)	495	—

Total Warrants — 0.0% (Cost: $0)		—

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	230,892	230,892

Total Short-Term Investments — 0.8% (Cost: $230,892)		230,892

Total Investments in Securities — 100.6% (Cost: $28,928,781)		28,558,353

Other Assets, Less Liabilities — (0.6)%		(157,279)

Net Assets — 100.0%		$28,401,074

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets ex China ETF

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased		Shares Sold	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	17,460	213,432	(a)	—	230,892	$230,892	$270	$—	$—
iShares MSCI India ETF	37,615	75,294		(3,103)	109,806	3,950,820	10,053	721	89,363

						$4,181,712	$10,323	$721	$89,363

(a)	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$22,874,069	$—		$—	$22,874,069
Investment Companies	3,950,820	—		—	3,950,820
Preferred Stocks	1,502,413	159		—	1,502,572
Warrants	—	0	(a)	—	0	(a)
Money Market Funds	230,892	—		—	230,892

	$28,558,194	$159		$—	$28,558,353

(a)	Rounds to less than $1.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares